UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22492

 NAME OF REGISTRANT:                     MainGate Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 6075 Poplar Ave., Suite 720
                                         Memphis, TN 38119

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Geoffrey Mavar
                                         MainGate Trust
                                         6075 Poplar Ave., Suite 720
                                         Memphis, TN 38119

 REGISTRANT'S TELEPHONE NUMBER:          (901) 537-1866

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


MainGate MLP Fund
--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  934192333
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2015
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PIETER BAKKER                                             Mgmt          For                            For
       BARBARA M. BAUMANN                                        Mgmt          For                            For
       MARK C. MCKINLEY                                          Mgmt          For                            For
       DONALD W. NIEMIEC                                         Mgmt          For                            For

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2015.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934133086
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT G. CROYLE                                          Mgmt          For                            For
       STACY P. METHVIN                                          Mgmt          For                            For
       BARRY R. PEARL                                            Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 OILTANKING PARTNERS L P                                                                     Agenda Number:  934117753
--------------------------------------------------------------------------------------------------------------------------
        Security:  678049107
    Meeting Type:  Special
    Meeting Date:  13-Feb-2015
          Ticker:  OILT
            ISIN:  US6780491071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE APPROVAL OF THE MERGER AGREEMENT.                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934121928
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Special
    Meeting Date:  20-Feb-2015
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO CONSIDER AND VOTE UPON A PROPOSAL TO                   Mgmt          For                            For
       APPROVE THE ISSUANCE OF SHARES OF COMMON
       STOCK OF TARGA RESOURCES CORP. ("TRC") IN
       CONNECTION WITH THE MERGER CONTEMPLATED BY
       THE AGREEMENT AND PLAN OF MERGER, DATED AS
       OF OCTOBER 13, 2014, BY AND AMONG TRC,
       TRIDENT GP MERGER SUB LLC, ATLAS ENERGY,
       L.P. AND ATLAS ENERGY ... (DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL)

2.     TO APPROVE ONE OR MORE ADJOURNMENTS OF THE                Mgmt          For                            For
       SPECIAL MEETING IF NECESSARY OR APPROPRIATE
       TO SOLICIT ADDITIONAL PROXIES IF THERE ARE
       NOT SUFFICIENT VOTES TO APPROVE THE TRC
       STOCK ISSUANCE PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934156399
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  18-May-2015
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOE BOB PERKINS                                           Mgmt          For                            For
       ERSHEL C. REDD, JR.                                       Mgmt          For                            For

2      RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       INDEPENDENT AUDITORS.

3      A SHAREHOLDER PROPOSAL REGARDING                          Shr           Against                        For
       PUBLICATION OF A REPORT ON METHANE
       EMISSIONS.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934182510
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  21-May-2015
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: ALAN S. ARMSTRONG                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JOSEPH R. CLEVELAND                 Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: KATHLEEN B. COOPER                  Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN A. HAGG                        Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: JUANITA H. HINSHAW                  Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: RALPH IZZO                          Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: FRANK T. MACINNIS                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: ERIC W. MANDELBLATT                 Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: KEITH A. MEISTER                    Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: STEVEN W. NANCE                     Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: MURRAY D. SMITH                     Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: JANICE D. STONEY                    Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: LAURA A. SUGG                       Mgmt          For                            For

2.     RATIFICATION OF ERNST & YOUNG LLP AS                      Mgmt          For                            For
       AUDITORS FOR 2015.

3.     APPROVAL, BY NONBINDING ADVISORY VOTE, OF                 Mgmt          For                            For
       THE COMPANY'S EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAMS PARTNERS L.P.                                                                      Agenda Number:  934116004
--------------------------------------------------------------------------------------------------------------------------
        Security:  96950F104
    Meeting Type:  Consent
    Meeting Date:  28-Jan-2015
          Ticker:  WPZ
            ISIN:  US96950F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AND ADOPT THE AGREEMENT AND PLAN               Mgmt          For
       OF MERGER, DATED AS OF OCTOBER 24, 2014
       (THE "MERGER AGREEMENT"), BY AND AMONG
       ACCESS MIDSTREAM PARTNERS, L.P., ACCESS
       MIDSTREAM PARTNERS GP, L.L.C., VHMS, LLC
       ("MERGER SUB"), WILLIAMS PARTNERS, AND
       WILLIAMS PARTNERS GP LLC (THE "WPZ GENERAL
       PARTNER")



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         MainGate Trust
By (Signature)       /s/ Matthew G. Mead
Name                 Matthew G. Mead
Title                President
Date                 08/7/2015